Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity in commodity Trading accounts:
Cash on deposit with broker	$ 2,670,744	$ 22,388,362
Unrealized gain on open contracts	363,947	1,357,343
Purchased options on futures contracts (premiums paid - $33,376 and $245,722, respectively)	22,525	120,263
Total due from broker	3,057,216	23,865,968
Cash and cash equivalents on deposit with affiliate	9,596,823	18,737,332
Cash on deposit with bank	648	16,248
Fixed income securities (cost $21,993,704 and $11,544,636, respectively), held by affiliate	21,870,890	11,540,784
Interest receivable	123,363	36,141
Cash on deposit with bank - Non-Trading	1,647,219	5,133,598
Prepaid expenses - Non-Trading	95,825	81,602
Total Assets	36,391,984	59,411,673
Equity in commodity Trading accounts:
Options written on futures contracts (premiums received - $14,375)	1,006
Accrued commissions	111,034	151,916
Accrued management fees	48,884	76,511
Accrued incentive fees		278,042
Accrued offering expenses		16,588
Accrued operating expenses	217,118	201,344
Redemptions payable-Trading	493,332	1,549,974
Accrued legal fees- Non-Trading	500
Accrued management fees to U.S. Bank-Non-Trading	31,715	17,492
Distribution payable - Non-Trading	536,188	1,083,908
Total liabilities	1,439,777	3,375,775
Unitholders' capital:
Total unitholders' capital	34,952,207	56,035,898
Total Liabilities and Unitholders' Capital	36,391,984	59,411,673
Trading
Unitholders' capital:
Total unitholders' capital	33,777,543	51,921,871
Trading | Class A
Net asset value per unit:
Net asset value per unit	$ 91.32	$ 100.64
Trading | Class B
Net asset value per unit:
Net asset value per unit	$ 96.98	$ 104.75
Trading | Beneficial owners | Class A
Unitholders' capital:
Total unitholders' capital	32,497,392	49,340,822
Trading | Beneficial owners | Class B
Unitholders' capital:
Total unitholders' capital	1,231,294	1,405,692
Trading | Managing owner | Class A
Unitholders' capital:
Total unitholders' capital	48,857	1,175,357
LLC equity/Non-Trading
Unitholders' capital:
Total unitholders' capital	1,174,664	4,114,027
Net asset value per unit:
Net asset value per unit	$ 0.52	$ 1.81
LLC equity/Non-Trading | Participating owners
Unitholders' capital:
Total unitholders' capital	158,535	737,509
LLC equity/Non-Trading | Nonparticipating owners
Unitholders' capital:
Total unitholders' capital	$ 1,016,129	$ 3,376,518